Due from Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Due from Related Party

Due from related party consists of the following:

	As of December 31, 2020	As of December 31, 2019
Sheng Ying Xin (Beijing) Film Industry Co., Ltd.	$46,416	$43,412
Beijing ZhipingScience and Technology Development Co., Ltd.	30,214	28,259
Anytrust Information Technology Co., Ltd	5,126	4,795
Total due from related party	$81,756	$76,466